Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 533,836	R$ 3,985,297
Tax loss	(123,171)	2,872
Negative tax basis of social contribution	(40,942)	11,780
Provision for judicial liabilities	7,361	55,562
Operating provisions and other losses	(84,918)	215,779
Exchange rate variation	2,849,131	(1,913,350)
Derivative (gains) losses (“MtM”)	1,306,311	(668,926)
Amortization of fair value adjustments arising from business combinations	(6,176)	2,219
Unrealized profit on inventories	302,231	(211,474)
Leases	135,821	(8,728)
Goodwill - tax benefit on unamortized goodwill	(144,116)	(278,551)
Property, plant and equipment - deemed cost	34,162	79,866
Depreciation accelerated for tax-incentive reason	33,327	70,140
Capitalized loan costs	(279,995)	(429,229)
Fair value of biological assets	(37,908)	(412,158)
Deferred taxes on the results of subsidiaries abroad	(81,381)
Credits on exclusion of ICMS from the PIS/COFINS tax base	2,561	43,430
Other temporary differences	(329)	(10,693)
Closing balance	R$ 4,405,805	R$ 533,836